Commitments And Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 17, 2009	Mar. 31, 2010	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Apr. 25, 2007
Commitments and Contingencies Disclosure [Line Items]
Restricted cash deposited				$ 25,087	$ 22,138
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection				$ 110,351	92,408
Adversary proceeding pending on litigation filled by AASI creditor liquidating trust	$ 854
Litigation settlement expenses		$ 220
FCI
Commitments and Contingencies Disclosure [Line Items]
Restricted cash deposited					$ 448
All American
Commitments and Contingencies Disclosure [Line Items]
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection						$ 256
Distribution claim received as beneficiary			$ 265